INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
CASH (Tables)
Schedule Of Corporate Income Tax
	As of December 31, 2021	As of December 31, 2020

Corporate income tax	$649,032	$709,197
VAT, Urban construction tax and levies	62,129	119,498
	$711,841	$828,695

Schedule Of Income Before Income Tax, Domestic And Foreign
	As of December 31, 2021	As of December 31, 2020
Tax jurisdictions from :
Local	$(537,024)	$(162,293)
Foreign, representing
Singapore	(111,942)	(71,993)
Hong Kong	-	-
China	6,946,924	4,071,879
	$6,297,958	$3,837,593

Schedule Of Provision For Income Taxes
	As of December 31, 2021	As of December 31, 2020
Current :
-Local	$-	$-
-Foreign (China)	1,122,283	1,162,556

Deferred:
-Local	-	-
-Foreign (China)	-	-
	$(1,122,283)	$(1,162,556)